Provisions - Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Allowance for guarantees and acceptances [Abstract]
Outstanding guarantees and acceptances	₩ 15,315,381	₩ 12,503,445
Contingent guarantees and acceptances	5,068,782	4,337,751
ABS and ABCP purchase commitments	2,123,665	1,533,047
Endorsed bill	1,367	44
Total Guarantees and acceptances	22,509,195	18,374,287
Allowance for loss on guarantees and acceptances	₩ 104,451	₩ 63,161
Ratio	0.46%	0.34%